Warrant Liability (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 19, 2014	Jan. 22, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 25, 2013
Warrant Liabilities (Textual)
Fair value of the warrants exercised			$ 2,557,331	$ 1,055,490
Warrant [Member]
Warrant Liabilities (Textual)
Amount of initial warrant liability						$ 4,827,788
Non-cash charge or the change in the fair value			$ 1,201,870
Fair value of options price			$ 1.13	$ 0.98	$ 1.80	$ 0.96
Exercise price			$ 0.51	$ 0.61	$ 1.65	$ 1.65
Issuance of common stock from cashless exercise of warrants, Shares				143,004
Warrants Exercised	336,081	250,000	1,686,429	586,081